Significant Accounting Policies (Details) (Narratives) (USD $) In Thousands, except Per Share data	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fixed Assets, Net
Useful life of vessels	25 years
Estimated residual value of vessels per lightweight ton	$ 250	$ 120
Decrease of net loss due to effect of the change in accounting estimate.	$ 2,030
Decrease of net loss per weighted average number of shares basic and diluted	$ 0.0060